UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR TRUST

(Exact name of registrant as specified in charter)
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Ryan M. Louvar, Esq.	Stuart Strauss, Esq.
Vice President and Senior Counsel	Clifford Chance US LLP
State Street Bank and Trust Company	31 West 52nd Street
CHP/0326	New York, New York 10019
One Lincoln Street
Boston, MA 02111
Registrant’s telephone number, including area code: (303) 623-2577
Date of fiscal year end: September 30
Date of reporting period: June 30, 2012

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
SIGNATURES

Item 1.	Schedule of Investments.

The Consumer Discretionary Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AUTO COMPONENTS — 2.2%
BorgWarner, Inc. (a)(b)	280,297	$18,384,680
Johnson Controls, Inc.	1,674,675	46,405,244
The Goodyear Tire & Rubber Co. (a)(b)	594,992	7,026,856

		71,816,780

AUTOMOBILES — 3.5%
Ford Motor Co.	9,395,783	90,105,559
Harley-Davidson, Inc.	570,022	26,067,106

		116,172,665

DISTRIBUTORS — 0.7%
Genuine Parts Co. (b)	382,168	23,025,622

DIVERSIFIED CONSUMER SERVICES — 0.8%
Apollo Group, Inc. (Class A) (a)	264,464	9,570,952
DeVry, Inc. (b)	147,157	4,557,453
H&R Block, Inc. (b)	712,237	11,381,547

		25,509,952

HOTELS, RESTAURANTS & LEISURE — 17.4%
Carnival Corp.	1,115,655	38,233,497
Chipotle Mexican Grill, Inc. (a)(b)	78,094	29,671,815
Darden Restaurants, Inc. (b)	315,053	15,951,133
International Game Technology (b)	726,893	11,448,565
Marriott International, Inc. (Class A) (b)	652,683	25,585,173
McDonald’s Corp.	2,502,027	221,504,450
Starbucks Corp.	1,867,353	99,567,262
Starwood Hotels & Resorts Worldwide, Inc.	486,594	25,808,946
Wyndham Worldwide Corp.	357,909	18,876,121
Wynn Resorts, Ltd.	194,844	20,209,220
Yum! Brands, Inc.	1,133,916	73,046,869

		579,903,051

HOUSEHOLD DURABLES — 2.2%
D.R. Horton, Inc. (b)	689,767	12,677,918
Harman International Industries, Inc. (b)	170,765	6,762,294
Leggett & Platt, Inc. (b)	338,669	7,156,076
Lennar Corp. (Class A) (b)	398,063	12,304,127
Newell Rubbermaid, Inc.	713,707	12,946,645
Pulte Group, Inc. (a)(b)	821,527	8,790,339
Whirlpool Corp.	190,239	11,635,017

		72,272,416

INTERNET & CATALOG RETAIL — 9.5%
Amazon.com, Inc. (a)	887,463	202,652,176
Expedia, Inc.	222,213	10,681,779
NetFlix, Inc. (a)(b)	134,949	9,239,958
priceline.com, Inc. (a)	122,582	81,458,191
TripAdvisor, Inc. (a)(b)	234,577	10,483,246

		314,515,350

LEISURE EQUIPMENT & PRODUCTS — 1.1%
Hasbro, Inc. (b)	287,344	9,732,341
Mattel, Inc.	838,493	27,200,713

		36,933,054

MEDIA — 31.0%
Cablevision Systems Corp. (b)	529,979	7,043,421
CBS Corp. (Class B)	1,595,710	52,307,374
Comcast Corp. (Class A)	6,637,998	212,216,796
DIRECTV (Class A) (a)	1,612,935	78,743,487
Discovery Communications, Inc. (Class A) (a)	632,220	34,139,880
Gannett Co., Inc.	579,844	8,541,102
McGraw-Hill Cos., Inc.	688,575	30,985,875
News Corp. (Class A)	5,187,530	115,630,044
Omnicom Group, Inc. (b)	671,194	32,620,028
Scripps Networks Interactive (Class A)	228,312	12,981,820
The Interpublic Group of Cos., Inc.	1,094,256	11,872,678
The Walt Disney Co.	4,400,588	213,428,518
The Washington Post Co. (Class B) (b)	11,903	4,449,579
Time Warner Cable, Inc.	767,977	63,050,912
Time Warner, Inc.	2,363,471	90,993,633
Viacom, Inc. (Class B)	1,299,665	61,110,248

		1,030,115,395

MULTILINE RETAIL — 7.4%
Big Lots, Inc. (a)(b)	159,738	6,515,713
Dollar Tree, Inc. (a)	571,234	30,732,389
Family Dollar Stores, Inc.	288,979	19,211,324
J.C. Penney Co., Inc. (b)	354,820	8,270,854
Kohl’s Corp.	590,493	26,861,527
Macy’s, Inc.	1,012,849	34,791,363
Nordstrom, Inc.	394,351	19,595,301
Sears Holdings Corp. (a)(b)	93,739	5,596,219
Target Corp.	1,628,069	94,737,335

		246,312,025

SPECIALTY RETAIL — 18.7%
Abercrombie & Fitch Co. (Class A) (b)	209,195	7,141,917
AutoNation, Inc. (a)(b)	102,273	3,608,192
AutoZone, Inc. (a)	65,615	24,091,860
Bed Bath & Beyond, Inc. (a)	572,395	35,374,011
Best Buy Co., Inc. (b)	682,567	14,306,604
CarMax, Inc. (a)(b)	561,827	14,573,792
GameStop Corp. (Class A) (b)	320,861	5,891,008
Limited Brands, Inc.	594,941	25,302,841
Lowe’s Cos., Inc.	2,897,936	82,417,300
O’Reilly Automotive, Inc. (a)	311,374	26,083,800
Ross Stores, Inc.	559,154	34,930,350
Staples, Inc. (b)	1,701,721	22,207,459
The Gap, Inc.	814,311	22,279,549
The Home Depot, Inc.	3,769,697	199,756,244
Tiffany & Co. (b)	311,432	16,490,325
TJX Cos., Inc.	1,824,427	78,322,651
Urban Outfitters, Inc. (a)	271,221	7,482,987

		620,260,890

TEXTILES, APPAREL & LUXURY GOODS — 5.4%
Coach, Inc.	707,481	41,373,489
Fossil, Inc. (a)(b)	127,164	9,733,132
NIKE, Inc. (Class B)	902,805	79,248,223
Ralph Lauren Corp.	159,777	22,378,367
V.F. Corp.	213,738	28,523,336

		181,256,547

TOTAL COMMON STOCKS —
(Cost $3,522,145,684)		3,318,093,747

The Consumer Discretionary Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 3.9%
MONEY MARKET FUNDS — 3.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	128,126,842	$128,126,842
State Street Institutional Liquid Reserves Fund 0.20% (d)(e)	2,412,745	2,412,745

TOTAL SHORT TERM INVESTMENTS —
(Cost $130,539,587)		130,539,587

TOTAL INVESTMENTS — 103.8% (f)
(Cost $3,652,685,271)		3,448,633,334
OTHER ASSETS & LIABILITIES — (3.8)%		(125,029,948)

NET ASSETS — 100.0%		$3,323,603,386

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Consumer Staples Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
BEVERAGES — 22.2%
Beam, Inc.	751,433	$46,957,048
Brown-Forman Corp. (Class B) (a)	476,082	46,108,542
Coca-Cola Enterprises, Inc.	1,474,115	41,334,185
Constellation Brands, Inc. (Class A) (b)	930,600	25,182,036
Dr. Pepper Snapple Group, Inc. (a)	1,019,181	44,589,169
Molson Coors Brewing Co. (Class B) (a)	809,367	33,677,761
Monster Beverage Corp. (b)	715,198	50,922,097
PepsiCo, Inc.	3,642,519	257,380,392
The Coca-Cola Co.	9,161,894	716,368,492

		1,262,519,722

FOOD & STAPLES RETAILING — 22.1%
Costco Wholesale Corp.	1,830,248	173,873,560
CVS Caremark Corp.	5,352,269	250,111,530
Safeway, Inc. (a)	1,362,635	24,731,825
Sysco Corp. (a)	2,613,220	77,900,088
The Kroger Co.	2,576,374	59,746,113
Wal-Mart Stores, Inc.	7,008,038	488,600,409
Walgreen Co.	3,734,699	110,472,397
Whole Foods Market, Inc.	735,042	70,064,204

		1,255,500,126

FOOD PRODUCTS — 16.8%
Archer-Daniels-Midland Co.	2,909,821	85,897,916
Campbell Soup Co. (a)	928,401	30,990,025
ConAgra Foods, Inc.	1,955,460	50,705,078
Dean Foods Co. (b)	1,173,994	19,993,118
General Mills, Inc.	2,809,892	108,293,238
H.J. Heinz Co. (a)	1,427,137	77,607,710
Hormel Foods Corp. (a)	787,168	23,945,651
Kellogg Co.	1,141,243	56,297,517
Kraft Foods, Inc. (Class A)	6,789,426	262,207,632
McCormick & Co., Inc. (a)	653,551	39,637,868
Mead Johnson Nutrition Co.	906,556	72,986,823
The Hershey Co.	708,025	50,999,041
The J.M. Smucker Co.	552,638	41,735,222
Tyson Foods, Inc. (Class A)	1,540,293	29,003,717

		950,300,556

HOUSEHOLD PRODUCTS — 19.0%
Colgate-Palmolive Co.	2,005,149	208,736,011
Kimberly-Clark Corp.	1,671,573	140,027,670
The Clorox Co.	623,318	45,165,622
The Procter & Gamble Co.	11,128,107	681,596,554

		1,075,525,857

PERSONAL PRODUCTS — 1.6%
Avon Products, Inc.	2,199,635	35,656,083
The Estee Lauder Cos., Inc. (Class A)	1,041,704	56,377,021

		92,033,104

TOBACCO — 17.7%
Altria Group, Inc.	7,474,878	258,257,035
Lorillard, Inc.	582,230	76,825,248
Philip Morris International, Inc.	6,926,596	604,414,767
Reynolds American, Inc. (a)	1,500,610	67,332,371

		1,006,829,421

TOTAL COMMON STOCKS —
(Cost $5,406,418,663)		5,642,708,786

SHORT TERM INVESTMENTS — 2.4%
MONEY MARKET FUNDS — 2.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	127,006,892	127,006,892
State Street Institutional Liquid Reserves Fund 0.20% (d)(e)	7,220,706	7,220,706

TOTAL SHORT TERM INVESTMENTS —
(Cost $134,227,598)		134,227,598

TOTAL INVESTMENTS — 101.8% (f)
(Cost $5,540,646,261)		5,776,936,384
OTHER ASSETS & LIABILITIES — (1.8)%		(100,175,219)

NET ASSETS — 100.0%		$5,676,761,165

(a)	A portion of the security was on loan at June 30, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Energy Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
ENERGY EQUIPMENT & SERVICES — 18.8%
Baker Hughes, Inc.	3,128,346	$128,575,021
Cameron International Corp. (a)	2,129,259	90,940,652
Diamond Offshore Drilling, Inc.	615,540	36,396,880
FMC Technologies, Inc. (a)(b)	2,317,814	90,927,843
Halliburton Co.	5,961,634	169,250,789
Helmerich & Payne, Inc. (b)	578,985	25,174,268
Nabors Industries, Ltd. (a)	2,867,633	41,293,915
National-Oilwell Varco, Inc.	2,915,958	187,904,334
Noble Corp. (a)	1,359,819	44,234,912
Rowan Cos., PLC (Class A) (a)(b)	1,803,961	58,322,059
Schlumberger, Ltd.	7,502,788	487,005,969

		1,360,026,642

OIL, GAS & CONSUMABLE FUELS — 81.1%
Alpha Natural Resources, Inc. (a)(b)	1,174,456	10,229,512
Anadarko Petroleum Corp.	3,135,887	207,595,719
Apache Corp.	2,429,091	213,492,808
Cabot Oil & Gas Corp.	2,454,288	96,698,947
Chesapeake Energy Corp. (b)	4,756,618	88,473,095
Chevron Corp.	10,864,914	1,146,248,427
ConocoPhillips (b)	5,039,029	281,580,940
CONSOL Energy, Inc. (b)	1,961,005	59,300,791
Denbury Resources, Inc. (a)	4,237,762	64,032,584
Devon Energy Corp.	2,516,035	145,904,870
EOG Resources, Inc.	1,769,987	159,493,529
EQT Corp.	806,448	43,249,806
Exxon Mobil Corp.	17,014,225	1,455,907,233
Hess Corp.	2,037,443	88,526,898
Kinder Morgan, Inc./Delaware	2,714,508	87,461,448
Marathon Oil Corp.	4,458,435	114,002,183
Marathon Petroleum Corp.	1,836,963	82,516,378
Murphy Oil Corp.	1,419,701	71,396,763
Newfield Exploration Co. (a)	726,597	21,296,558
Noble Energy, Inc.	1,305,949	110,770,594
Occidental Petroleum Corp.	3,816,890	327,374,655
Peabody Energy Corp.	2,140,693	52,489,792
Phillips 66 (a)	3,371,275	112,061,181
Pioneer Natural Resources Co.	1,506,560	132,893,658
QEP Resources, Inc. (b)	957,624	28,699,991
Range Resources Corp. (b)	1,372,411	84,911,069
Southwestern Energy Co. (a)(b)	2,406,762	76,847,911
Spectra Energy Corp.	4,715,117	137,021,300
Sunoco, Inc.	1,359,662	64,583,945
Tesoro Corp. (a)	2,379,321	59,387,852
The Williams Cos., Inc.	4,762,057	137,242,483
Valero Energy Corp.	4,179,625	100,937,944
WPX Energy, Inc. (a)(b)	1,063,294	17,204,097

		5,879,834,961

TOTAL COMMON STOCKS —
(Cost $8,639,551,120)		7,239,861,603

SHORT TERM INVESTMENTS — 1.9%
MONEY MARKET FUNDS — 1.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	135,036,430	135,036,430
State Street Institutional Liquid Reserves Fund 0.20% (d)(e)	5,781,958	5,781,958

TOTAL SHORT TERM INVESTMENTS —
(Cost $140,818,388)		140,818,388

TOTAL INVESTMENTS — 101.8% (f)
(Cost $8,780,369,508)		7,380,679,991
OTHER ASSETS & LIABILITIES — (1.8)%		(133,366,531)

NET ASSETS — 100.0%		$7,247,313,460

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Financial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
CAPITAL MARKETS — 12.7%
Ameriprise Financial, Inc.	762,070	$39,825,778
BlackRock, Inc.	446,585	75,839,065
E*TRADE Financial Corp. (a)	885,978	7,123,263
Federated Investors, Inc. (Class B) (b)	323,038	7,058,380
Franklin Resources, Inc. (b)	494,954	54,934,945
Invesco, Ltd.	1,561,676	35,293,878
Legg Mason, Inc.	437,721	11,542,703
Morgan Stanley	5,306,678	77,424,432
Northern Trust Corp.	840,287	38,670,008
State Street Corp. (b)(c)	1,702,522	76,000,582
T. Rowe Price Group, Inc.	888,919	55,966,340
The Bank of New York Mellon Corp.	4,156,819	91,242,177
The Charles Schwab Corp.	3,770,470	48,752,177
The Goldman Sachs Group, Inc.	1,714,091	164,312,763

		783,986,491

COMMERCIAL BANKS — 20.4%
BB&T Corp.	2,434,461	75,103,122
Comerica, Inc. (b)	685,438	21,049,801
Fifth Third Bancorp	3,206,060	42,961,204
First Horizon National Corp. (b)	880,645	7,617,579
Huntington Bancshares, Inc.	3,012,994	19,283,162
KeyCorp	3,321,329	25,707,086
M & T Bank Corp. (b)	440,984	36,412,049
PNC Financial Services Group, Inc.	1,842,520	112,596,397
Regions Financial Corp.	4,921,802	33,222,163
SunTrust Banks, Inc.	1,875,020	45,431,735
U.S. Bancorp	6,601,352	212,299,480
Wells Fargo & Co.	18,514,714	619,132,036
Zions Bancorporation (b)	641,835	12,464,436

		1,263,280,250

CONSUMER FINANCE — 6.5%
American Express Co.	3,489,804	203,141,491
Capital One Financial Corp.	2,020,851	110,459,716
Discover Financial Services	1,847,899	63,900,347
SLM Corp.	1,700,749	26,718,767

		404,220,321

DIVERSIFIED FINANCIAL SERVICES — 19.9%
Bank of America Corp.	37,550,225	307,160,841
Citigroup, Inc.	10,217,214	280,053,836
CME Group, Inc.	231,557	62,082,747
IntercontinentalExchange, Inc. (a)	253,544	34,476,913
JPMorgan Chase & Co.	13,265,273	473,968,204
Leucadia National Corp.	690,353	14,683,808
Moody’s Corp.	688,885	25,178,747
NYSE Euronext	885,317	22,646,409
The Nasdaq OMX Group, Inc.	426,701	9,673,312

		1,229,924,817

INSURANCE — 24.7%
ACE, Ltd.	1,180,040	87,476,365
AFLAC, Inc.	1,629,444	69,398,020
American International Group, Inc. (a)	2,228,511	71,512,918
Aon PLC	1,137,334	53,204,485
Assurant, Inc.	298,910	10,414,024
Berkshire Hathaway, Inc. (Class B) (a)	6,127,872	510,635,574
Chubb Corp.	940,732	68,504,104
Cincinnati Financial Corp. (b)	565,665	21,534,867
Genworth Financial, Inc. (Class A) (a)	1,712,720	9,693,995
Hartford Financial Services Group, Inc. (b)	1,536,176	27,082,783
Lincoln National Corp.	994,867	21,757,741
Loews Corp.	1,064,786	43,560,395
Marsh & McLennan Cos., Inc.	1,901,092	61,272,195
MetLife, Inc.	3,700,800	114,169,680
Principal Financial Group, Inc.	1,045,963	27,435,610
Prudential Financial, Inc.	1,634,249	79,146,679
The Allstate Corp.	1,712,594	60,094,923
The Progressive Corp.	2,124,730	44,258,126
The Travelers Cos., Inc.	1,355,773	86,552,548
Torchmark Corp.	343,071	17,342,239
Unum Group	996,321	19,059,621
XL Group PLC	1,086,352	22,856,846

		1,526,963,738

REAL ESTATE INVESTMENT TRUSTS (REITS) — 14.9%
American Tower Corp.	1,374,966	96,123,873
Apartment Investment & Management Co. (Class A) (b)	500,135	13,518,649
AvalonBay Communities, Inc. (b)	332,207	47,000,646
Boston Properties, Inc. (b)	521,913	56,559,712
Equity Residential (b)	1,047,556	65,325,592
HCP, Inc.	1,461,253	64,514,320
Health Care REIT, Inc.	744,947	43,430,410
Host Hotels & Resorts, Inc. (b)	2,502,665	39,592,160
Kimco Realty Corp. (b)	1,417,925	26,983,113
Plum Creek Timber Co., Inc. (b)	562,723	22,340,103
ProLogis, Inc.	1,604,286	53,310,424
Public Storage, Inc.	495,999	71,627,216
Simon Property Group, Inc.	1,056,380	164,436,111
Ventas, Inc.	1,007,165	63,572,255
Vornado Realty Trust	646,734	54,312,721
Weyerhaeuser Co.	1,872,781	41,875,383

		924,522,688

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Group, Inc. (a)	1,142,696	18,694,507

THRIFTS & MORTGAGE FINANCE — 0.4%
Hudson City Bancorp, Inc.	1,840,361	11,723,100
People’s United Financial, Inc.	1,240,355	14,400,521

		26,123,621

TOTAL COMMON STOCKS —
(Cost $7,148,474,296)		6,177,716,433

The Financial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 2.1%
MONEY MARKET FUNDS — 2.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	119,777,953	$119,777,953
State Street Institutional Liquid Reserves Fund 0.20% (e)(f)	8,932,418	8,932,418

TOTAL SHORT TERM INVESTMENTS —
(Cost $128,710,371)		128,710,371

TOTAL INVESTMENTS — 101.9% (g)
(Cost $7,277,184,667)		6,306,426,804
OTHER ASSETS & LIABILITIES — (1.9)%		(116,164,081)

NET ASSETS — 100.0%		$6,190,262,723

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2012.
(c)	Affiliated Issuer. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Health Care Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 12.1%
Alexion Pharmaceuticals, Inc. (a)	606,888	$60,263,978
Amgen, Inc.	2,456,809	179,445,329
Biogen Idec, Inc. (a)	773,776	111,717,779
Celgene Corp. (a)	1,391,618	89,286,211
Gilead Sciences, Inc. (a)	2,392,420	122,683,298

		563,396,595

HEALTH CARE EQUIPMENT & SUPPLIES — 15.2%
Baxter International, Inc.	1,765,199	93,820,327
Becton, Dickinson & Co. (b)	657,399	49,140,575
Boston Scientific Corp. (a)	4,562,530	25,869,545
C.R. Bard, Inc.	282,389	30,339,874
CareFusion Corp. (a)	701,719	18,020,144
Covidien PLC	1,523,526	81,508,641
DENTSPLY International, Inc. (b)	448,482	16,957,104
Edwards Lifesciences Corp. (a)(b)	362,036	37,398,319
Intuitive Surgical, Inc. (a)	125,439	69,466,864
Medtronic, Inc.	3,302,706	127,913,803
St. Jude Medical, Inc. (b)	1,017,404	40,604,594
Stryker Corp. (b)	1,039,605	57,282,236
Varian Medical Systems, Inc. (a)(b)	352,554	21,424,707
Zimmer Holdings, Inc. (b)	565,981	36,426,537

		706,173,270

HEALTH CARE PROVIDERS & SERVICES — 17.4%
Aetna, Inc.	1,127,245	43,703,289
AmerisourceBergen Corp.	823,388	32,400,318
Cardinal Health, Inc.	1,104,304	46,380,768
CIGNA Corp.	943,108	41,496,752
Coventry Health Care, Inc.	451,717	14,360,083
DaVita, Inc. (a)	297,221	29,190,074
Express Scripts Holding Co. (a)	2,678,931	149,564,718
Humana, Inc.	553,877	42,892,235
Laboratory Corp. of America Holdings (a)(b)	305,786	28,318,841
McKesson Corp.	766,053	71,817,469
Patterson Cos., Inc. (b)	276,426	9,528,404
Quest Diagnostics, Inc.	520,360	31,169,564
Tenet Healthcare Corp. (a)(b)	1,343,685	7,040,909
UnitedHealth Group, Inc.	3,304,303	193,301,726
WellPoint, Inc.	1,072,887	68,439,462

		809,604,612

HEALTH CARE TECHNOLOGY — 0.8%
Cerner Corp. (a)(b)	463,457	38,309,356

LIFE SCIENCES TOOLS & SERVICES — 3.5%
Agilent Technologies, Inc.	1,097,629	43,070,962
Life Technologies Corp. (a)	562,968	25,327,930
PerkinElmer, Inc.	358,355	9,245,559
Thermo Fisher Scientific, Inc.	1,160,310	60,231,692
Waters Corp. (a)(b)	281,181	22,345,454

		160,221,597

PHARMACEUTICALS — 50.9%
Abbott Laboratories	4,213,266	271,629,259
Allergan, Inc.	998,668	92,446,697
Bristol-Myers Squibb Co. (b)	5,363,154	192,805,386
Eli Lilly & Co.	3,225,993	138,427,360
Forest Laboratories, Inc. (a)	848,424	29,686,356
Hospira, Inc. (a)(b)	520,192	18,196,316
Johnson & Johnson (b)	8,676,040	586,153,262
Merck & Co., Inc.	9,608,557	401,157,255
Mylan, Inc. (a)	1,355,276	28,962,248
Perrigo Co. (b)	294,700	34,753,971
Pfizer, Inc.	23,655,785	544,083,055
Watson Pharmaceuticals, Inc. (a)	425,178	31,458,920

		2,369,760,085

TOTAL COMMON STOCKS —
(Cost $4,771,815,967)		4,647,465,515

SHORT TERM INVESTMENTS — 4.2%
MONEY MARKET FUNDS — 4.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	194,711,948	194,711,948
State Street Institutional Liquid Reserves Fund 0.20% (d)(e)	100	100

TOTAL SHORT TERM INVESTMENTS —
(Cost $194,712,048)		194,712,048

TOTAL INVESTMENTS — 104.1% (f)
(Cost $4,966,528,015)		4,842,177,563
OTHER ASSETS & LIABILITIES — (4.1)%		(189,478,558)

NET ASSETS — 100.0%		$4,652,699,005

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Industrial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 25.1%
General Dynamics Corp.	1,037,297	$68,420,110
Goodrich Corp.	512,144	64,991,074
Honeywell International, Inc.	2,172,737	121,325,634
L-3 Communications Holdings, Inc.	257,286	19,041,737
Lockheed Martin Corp. (a)	745,087	64,882,176
Northrop Grumman Corp.	717,941	45,797,456
Precision Castparts Corp.	384,021	63,167,614
Raytheon Co.	963,326	54,514,618
Rockwell Collins, Inc. (a)	494,958	24,426,177
Textron, Inc.	925,202	23,009,774
The Boeing Co.	2,067,692	153,629,516
United Technologies Corp.	2,502,079	188,982,027

		892,187,913

AIR FREIGHT & LOGISTICS — 9.4%
C.H. Robinson Worldwide, Inc.	429,638	25,146,712
Expeditors International of Washington, Inc.	561,931	21,774,827
FedEx Corp.	893,397	81,844,099
United Parcel Service, Inc. (Class B)	2,581,600	203,326,816

		332,092,454

AIRLINES — 0.6%
Southwest Airlines Co.	2,223,997	20,505,252

BUILDING PRODUCTS — 0.4%
Masco Corp.	1,050,241	14,566,843

COMMERCIAL SERVICES & SUPPLIES — 4.0%
Avery Dennison Corp.	338,454	9,253,332
Cintas Corp.	352,605	13,614,079
Iron Mountain, Inc.	452,578	14,916,971
Pitney Bowes, Inc. (a)	605,932	9,070,802
R.R. Donnelley & Sons Co. (a)	690,648	8,128,927
Republic Services, Inc.	831,632	22,004,983
Stericycle, Inc. (a)(b)	225,134	20,638,034
Waste Management, Inc. (a)	1,333,849	44,550,556

		142,177,684

CONSTRUCTION & ENGINEERING — 1.6%
Fluor Corp.	650,044	32,073,171
Jacobs Engineering Group, Inc. (b)	340,107	12,876,451
Quanta Services, Inc. (b)	563,059	13,552,830

		58,502,452

ELECTRICAL EQUIPMENT — 5.1%
Cooper Industries PLC	419,934	28,631,100
Emerson Electric Co.	2,052,696	95,614,580
Rockwell Automation, Inc. (a)	488,118	32,245,075
Roper Industries, Inc.	257,411	25,375,576

		181,866,331

INDUSTRIAL CONGLOMERATES — 21.2%
3M Co.	1,880,280	168,473,088
Danaher Corp.	1,706,662	88,882,957
General Electric Co.	20,732,289	432,060,903
Tyco International, Ltd.	1,223,285	64,650,612

		754,067,560

MACHINERY — 20.0%
Caterpillar, Inc.	1,838,842	156,136,074
Cummins, Inc.	935,445	90,653,975
Deere & Co.	1,173,252	94,880,889
Dover Corp.	587,143	31,476,736
Eaton Corp.	1,091,297	43,248,100
Flowserve Corp. (a)	144,250	16,552,688
Illinois Tool Works, Inc. (a)	1,340,336	70,890,371
Ingersoll-Rand PLC	789,568	33,303,978
Joy Global, Inc.	279,776	15,871,693
PACCAR, Inc.	1,096,412	42,968,386
Pall Corp.	447,891	24,548,906
Parker-Hannifin Corp.	503,404	38,701,700
Snap-on, Inc.	153,481	9,554,192
Stanley Black & Decker, Inc.	451,687	29,070,575
Xylem, Inc.	488,833	12,303,927

		710,162,190

PROFESSIONAL SERVICES — 1.3%
Dun & Bradstreet Corp. (a)	126,513	9,003,930
Equifax, Inc.	433,009	20,178,220
Robert Half International, Inc. (a)	534,595	15,273,379

		44,455,529

ROAD & RAIL — 9.0%
CSX Corp.	3,309,058	73,990,537
Norfolk Southern Corp.	1,010,215	72,503,131
Ryder System, Inc.	245,920	8,855,579
Union Pacific Corp.	1,369,391	163,382,040

		318,731,287

TRADING COMPANIES & DISTRIBUTORS — 2.0%
Fastenal Co.	780,364	31,456,473
W.W. Grainger, Inc.	211,352	40,418,956

		71,875,429

TOTAL COMMON STOCKS —
(Cost $4,017,541,609)		3,541,190,924

SHORT TERM INVESTMENTS — 1.8%
MONEY MARKET FUNDS — 1.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	57,834,359	57,834,359
State Street Institutional Liquid Reserves Fund 0.20% (d)(e)	4,982,592	4,982,592

TOTAL SHORT TERM INVESTMENTS —
(Cost $62,816,951)		62,816,951

TOTAL INVESTMENTS — 101.5% (f)
(Cost $4,080,358,560)		3,604,007,875
OTHER ASSETS & LIABILITIES — (1.5)%		(52,205,837)

NET ASSETS — 100.0%		$3,551,802,038

(a)	A portion of the security was on loan at June 30, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Materials Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
CHEMICALS — 69.2%
Air Products & Chemicals, Inc.	1,124,162	$90,753,598
Airgas, Inc.	377,635	31,725,116
CF Industries Holdings, Inc.	350,435	67,893,277
E.I. du Pont de Nemours & Co.	4,915,101	248,556,658
Eastman Chemical Co. (a)	747,921	37,672,781
Ecolab, Inc.	1,532,830	105,044,840
FMC Corp.	742,203	39,693,016
International Flavors & Fragrances, Inc. (a)	446,852	24,487,490
Monsanto Co.	2,798,073	231,624,483
PPG Industries, Inc.	810,180	85,976,302
Praxair, Inc.	1,566,734	170,350,988
Sigma-Aldrich Corp. (a)	650,342	48,079,784
The Dow Chemical Co. (a)	6,264,000	197,316,000
The Mosaic Co.	1,584,076	86,744,002
The Sherwin-Williams Co. (a)	458,673	60,705,371

		1,526,623,706

CONSTRUCTION MATERIALS — 1.3%
Vulcan Materials Co. (a)	710,167	28,200,732

CONTAINERS & PACKAGING — 4.0%
Ball Corp.	851,072	34,936,505
Bemis Co., Inc. (a)	578,352	18,125,552
Owens-Illinois, Inc. (b)	928,783	17,804,770
Sealed Air Corp.	1,096,857	16,935,472

		87,802,299

METALS & MINING — 21.0%
Alcoa, Inc.	5,732,638	50,160,582
Allegheny Technologies, Inc.	601,201	19,172,300
Cliffs Natural Resources, Inc.	772,073	38,055,478
Freeport-McMoRan Copper & Gold, Inc.	4,978,529	169,618,483
Newmont Mining Corp.	2,042,007	99,057,760
Nucor Corp. (a)	1,695,128	64,245,351
Titanium Metals Corp. (a)	540,873	6,117,274
United States Steel Corp. (a)	814,744	16,783,726

		463,210,954

PAPER & FOREST PRODUCTS — 4.3%
International Paper Co.	2,334,293	67,484,411
MeadWestvaco Corp.	946,136	27,201,410

		94,685,821

TOTAL COMMON STOCKS —
(Cost $2,497,893,451)		2,200,523,512

SHORT TERM INVESTMENTS — 5.6%
MONEY MARKET FUNDS — 5.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	121,801,630	121,801,630
State Street Institutional Liquid Reserves Fund 0.20% (d)(e)	2,195,838	2,195,838

TOTAL SHORT TERM INVESTMENTS —
(Cost $123,997,468)		123,997,468

TOTAL INVESTMENTS — 105.4% (f)
(Cost $2,621,890,919)		2,324,520,980
OTHER ASSETS & LIABILITIES — (5.4)%		(119,258,848)

NET ASSETS — 100.0%		$2,205,262,132

(a)	A portion of the security was on loan at June 30, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Technology Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
COMMUNICATIONS EQUIPMENT — 8.0%
Cisco Systems, Inc.	17,361,798	$298,102,071
Comverse Technology, Inc. (a)	8,235	47,928
F5 Networks, Inc. (a)	257,329	25,619,675
Harris Corp. (b)	404,100	16,911,585
JDS Uniphase Corp. (a)(b)	964,532	10,609,852
Juniper Networks, Inc. (a)	1,765,864	28,801,242
Motorola Solutions, Inc.	969,309	46,633,456
QUALCOMM, Inc.	5,589,569	311,227,202

		737,953,011

COMPUTERS & PERIPHERALS — 24.3%
Apple, Inc. (a)	3,030,574	1,769,855,216
Dell, Inc. (a)	4,910,605	61,480,775
EMC Corp. (a)	6,895,986	176,744,121
Hewlett-Packard Co.	5,319,442	106,973,979
Lexmark International, Inc. (Class A) (b)	296,488	7,880,651
NetApp, Inc. (a)	1,237,565	39,379,318
SanDisk Corp. (a)	860,894	31,405,413
Seagate Technology PLC	1,219,100	30,148,343
Western Digital Corp. (a)	802,620	24,463,858

		2,248,331,674

DIVERSIFIED TELECOMMUNICATION SERVICES — 13.1%
AT&T, Inc.	19,002,165	677,617,204
CenturyLink, Inc.	2,106,569	83,188,410
Frontier Communications Corp. (b)	3,885,416	14,881,143
Verizon Communications, Inc.	9,257,218	411,390,768
Windstream Corp. (b)	2,114,172	20,422,901

		1,207,500,426

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.9%
Amphenol Corp. (Class A) (b)	562,832	30,910,733
Corning, Inc.	5,015,489	64,850,273
FLIR Systems, Inc. (b)	561,912	10,957,284
Jabil Circuit, Inc.	716,308	14,562,542
Molex, Inc. (b)	519,552	12,438,075
TE Connectivity Ltd.	1,386,627	44,247,267

		177,966,174

INTERNET SOFTWARE & SERVICES — 8.1%
Akamai Technologies, Inc. (a)	653,754	20,756,689
eBay, Inc. (a)	3,788,653	159,161,313
Google, Inc. (Class A) (a)	824,147	478,062,950
VeriSign, Inc. (a)(b)	564,925	24,613,782
Yahoo!, Inc. (a)	4,037,360	63,911,409

		746,506,143

IT SERVICES — 17.0%
Accenture PLC (Class A)	2,088,736	125,512,146
Automatic Data Processing, Inc.	1,621,763	90,267,329
Cognizant Technology Solutions Corp. (Class A) (a)	1,027,127	61,627,620
Computer Sciences Corp.	533,201	13,234,049
Fidelity National Information Services, Inc.	846,229	28,839,484
Fiserv, Inc. (a)	469,665	33,919,206
International Business Machines Corp.	3,738,499	731,175,635
MasterCard, Inc. (Class A)	352,022	151,408,183
Paychex, Inc. (b)	1,100,247	34,558,758
SAIC, Inc. (b)	898,134	10,885,384
Teradata Corp. (a)	596,798	42,975,424
The Western Union Co. (b)	2,054,036	34,589,966
Total System Services, Inc.	600,458	14,368,960
Visa, Inc. (Class A)	1,613,907	199,527,322

		1,572,889,466

OFFICE ELECTRONICS — 0.4%
Xerox Corp.	4,661,610	36,686,871

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.5%
Advanced Micro Devices, Inc. (a)(b)	2,167,633	12,420,537
Altera Corp.	1,125,247	38,078,358
Analog Devices, Inc.	1,023,738	38,564,210
Applied Materials, Inc.	4,266,167	48,890,274
Broadcom Corp. (Class A) (a)	1,661,595	56,161,911
First Solar, Inc. (a)(b)	193,234	2,910,104
Intel Corp.	13,904,426	370,552,953
KLA-Tencor Corp.	583,213	28,723,240
Lam Research Corp. (a)	651,015	24,569,306
Linear Technology Corp.	806,247	25,259,719
LSI Corp. (a)	2,076,111	13,224,827
Microchip Technology, Inc. (b)	680,207	22,501,248
Micron Technology, Inc. (a)	3,419,137	21,574,754
NVIDIA Corp. (a)	2,098,517	29,001,505
Teradyne, Inc. (a)(b)	779,680	10,962,301
Texas Instruments, Inc.	3,765,665	108,036,929
Xilinx, Inc. (b)	914,021	30,683,685

		882,115,861

SOFTWARE — 16.5%
Adobe Systems, Inc. (a)	1,649,358	53,389,719
Autodesk, Inc. (a)	799,004	27,957,150
BMC Software, Inc. (a)	556,582	23,754,920
CA, Inc.	1,207,308	32,705,974
Citrix Systems, Inc. (a)	642,876	53,963,011
Electronic Arts, Inc. (a)	1,106,515	13,665,460
Intuit, Inc.	999,961	59,347,685
Microsoft Corp.	24,232,449	741,270,615
Oracle Corp.	12,647,372	375,626,948
Red Hat, Inc. (a)	680,223	38,418,995
Salesforce.com, Inc. (a)(b)	480,976	66,499,742
Symantec Corp. (a)	2,420,747	35,367,114

		1,521,967,333

WIRELESS TELECOMMUNICATION SERVICES — 1.0%
Crown Castle International Corp. (a)	836,414	49,064,045
MetroPCS Communications, Inc. (a)	1,138,976	6,890,805
Sprint Nextel Corp. (a)	10,141,423	33,061,039

		89,015,889

TOTAL COMMON STOCKS —
(Cost $9,002,863,115)		9,220,932,848

The Technology Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 1.3%
MONEY MARKET FUNDS — 1.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	101,673,610	$101,673,610
State Street Institutional Liquid Reserves Fund 0.20% (d)(e)	21,896,424	21,896,424

TOTAL SHORT TERM INVESTMENTS —
(Cost $123,570,034)		123,570,034

TOTAL INVESTMENTS — 101.1% (f)
(Cost $9,126,433,149)		9,344,502,882
OTHER ASSETS & LIABILITIES — (1.1)%		(103,479,933)

NET ASSETS — 100.0%		$9,241,022,949

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Utilities Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
ELECTRIC UTILITIES — 58.1%
American Electric Power Co., Inc.	7,040,007	$280,896,279
Duke Energy Corp. (a)	17,859,908	411,849,479
Edison International	4,735,420	218,776,404
Entergy Corp.	2,563,392	174,028,683
Exelon Corp.	12,334,140	464,010,347
FirstEnergy Corp.	6,051,538	297,675,154
NextEra Energy, Inc.	6,034,983	415,267,180
Northeast Utilities	4,537,760	176,110,466
Pepco Holdings, Inc. (a)	3,350,385	65,567,034
Pinnacle West Capital Corp.	1,621,035	83,872,351
PPL Corp.	8,424,437	234,283,593
Progress Energy, Inc.	4,311,942	259,449,550
Southern Co.	12,569,611	581,972,989
Xcel Energy, Inc.	7,106,846	201,905,495

		3,865,665,004

GAS UTILITIES — 2.9%
AGL Resources, Inc.	1,697,429	65,775,373
Oneok, Inc. (a)	3,007,651	127,253,714

		193,029,087

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.6%
NRG Energy, Inc. (b)	3,295,135	57,203,544
The AES Corp. (b)	9,383,669	120,392,473

		177,596,017

MULTI-UTILITIES — 36.0%
Ameren Corp.	3,540,317	118,742,232
CenterPoint Energy, Inc.	6,270,802	129,617,477
CMS Energy Corp.	3,849,077	90,453,310
Consolidated Edison, Inc. (a)	4,267,620	265,403,288
Dominion Resources, Inc.	8,269,518	446,553,972
DTE Energy Co.	2,487,595	147,589,011
Integrys Energy Group, Inc. (a)	1,148,782	65,331,232
NiSource, Inc.	4,176,188	103,360,653
PG&E Corp.	6,142,322	278,062,917
Public Service Enterprise Group, Inc.	7,320,205	237,906,663
SCANA Corp. (a)	1,684,301	80,576,960
Sempra Energy	3,490,184	240,403,874
TECO Energy, Inc. (a)	3,174,866	57,338,080
Wisconsin Energy Corp. (a)	3,334,634	131,951,467

		2,393,291,136

TOTAL COMMON STOCKS —
(Cost $6,618,686,651)		6,629,581,244

SHORT TERM INVESTMENTS — 3.1%
MONEY MARKET FUNDS — 3.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	194,079,178	194,079,178
State Street Institutional Liquid Reserves Fund 0.20% (d)(e)	11,855,732	11,855,732

TOTAL SHORT TERM INVESTMENTS —
(Cost $205,934,910)		205,934,910

TOTAL INVESTMENTS — 102.7% (f)
(Cost $6,824,621,561)		6,835,516,154
OTHER ASSETS & LIABILITIES — (2.7)%		(182,036,168)

NET ASSETS — 100.0%		$6,653,479,986

(a)	A portion of the security was on loan at June 30, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Valuation

The value of each Fund’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s respective Select Sector Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Funds’ investments by industry. The Funds did not hold any investments valued using Level 2 or Level 3 inputs as of June 30, 2012 and did not have any material transfers between levels for the nine months ended June 30, 2012. The transfers that did occur were the result of fair value pricing using significant observable market inputs.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Transactions with Affiliated Issuers

The Financial Select Sector SPDR Fund has invested in an affiliated company, State Street Corp. Amounts relating to this investment at June 30, 2012, and for the period then ended are:

Number of							Number of
Shares Held	Cost at	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
at 9/30/11	9/30/11	9/30/11	Cost	Shares	Proceeds	Shares	at 6/30/12	6/30/12	Income	Gain/(Loss)

1,545,645	$70,811,959	$49,707,943	$166,711,689	4,042,949	$159,319,629	3,886,072	1,702,522	$76,000,582	$1,198,946	$541,266

Each Fund may invest in certain money market funds managed by SSgA Funds Management, Inc. (“SSgA FM or the “Adviser”), including the State Street Institutional Liquid Reserves Fund — Institutional Class (“Liquid Reserves Fund“), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by a Fund from affiliated money market funds are recorded as dividend income on securities of affiliated issuers. In addition, cash collateral from lending activities is invested in State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”), for which SSgA FM serves as the investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act.

Amounts related to investments in Prime Portfolio and/or Liquid Reserves Fund at June 30, 2012 and for the period then ended are:

	Value at	Purchased		Sold		Value at
Prime Portfolio	9/30/11	Cost	Shares	Proceeds	Shares	6/30/12	Income

The Consumer Discretionary Select Sector SPDR Fund	$96,892,617	$645,309,989	645,309,989	$614,075,764	614,075,764	$128,126,842	$513,588
The Consumer Staples Select Sector SPDR Fund	142,489,554	691,309,918	691,309,918	706,792,580	706,792,580	127,006,892	193,573
The Energy Select Sector SPDR Fund	100,170,748	1,162,499,503	1,162,499,503	1,127,633,821	1,127,633,821	135,036,430	195,231
The Financial Select Sector SPDR Fund	144,296,216	829,615,813	829,615,813	854,134,076	854,134,076	119,777,953	222,690
The Health Care Select Sector SPDR Fund	91,781,838	811,681,756	811,681,756	708,751,646	708,751,646	194,711,948	152,246
The Industrial Select Sector SPDR Fund	108,315,825	563,026,373	563,026,373	613,507,839	613,507,839	57,834,359	184,477
The Materials Select Sector SPDR Fund	100,601,043	571,577,830	571,577,830	550,377,243	550,377,243	121,801,630	197,243
The Technology Select Sector SPDR Fund	119,460,414	973,913,619	973,913,619	991,700,423	991,700,423	101,673,610	247,217
The Utilities Select Sector SPDR Fund	163,816,373	2,236,916,997	2,236,916,997	2,206,654,192	2,206,654,192	194,079,178	420,446

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/11	Cost	Shares	Proceeds	Shares	6/30/12	Income

The Consumer Discretionary Select Sector SPDR Fund	$1,547,322	$62,879,467	62,879,467	$62,014,044	62,014,044	$2,412,745	$9,128
The Consumer Staples Select Sector SPDR Fund	7,061,290	220,725,759	220,725,759	220,566,343	220,566,343	7,220,706	20,302
The Energy Select Sector SPDR Fund	7,174,578	169,587,431	169,587,431	170,980,051	170,980,051	5,781,958	17,428
The Financial Select Sector SPDR Fund	8,465,728	172,625,150	172,625,150	172,158,460	172,158,460	8,932,418	13,684
The Health Care Select Sector SPDR Fund	4,118,194	125,464,576	125,464,576	129,582,670	129,582,670	100	12,335
The Industrial Select Sector SPDR Fund	4,150,289	96,368,109	96,368,109	95,535,806	95,535,806	4,982,592	10,938
The Materials Select Sector SPDR Fund	3,340,822	52,390,292	52,390,292	53,535,276	53,535,276	2,195,838	8,344
The Technology Select Sector SPDR Fund	26,793,302	227,034,535	227,034,535	231,931,413	231,931,413	21,896,424	36,505
The Utilities Select Sector SPDR Fund	13,697,413	366,439,219	366,439,219	368,280,900	368,280,900	11,855,732	27,270

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at June 30, 2012 were as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

The Consumer Discretionary Select Sector SPDR Fund	$3,652,685,271	$93,695,495	$297,747,432	$(204,051,937)
The Consumer Staples Select Sector SPDR Fund	5,540,646,261	442,237,929	205,947,806	236,290,123
The Energy Select Sector SPDR Fund	8,780,369,508	9,285,764	1,408,975,281	(1,399,689,517)
The Financial Select Sector SPDR Fund	7,277,184,667	72,252,196	1,043,010,059	(970,757,863)
The Health Care Select Sector SPDR Fund	4,966,528,015	119,269,909	243,620,361	(124,350,452)
The Industrial Select Sector SPDR Fund	4,080,358,560	10,409,419	486,760,104	(476,350,685)
The Materials Select Sector SPDR Fund	2,621,890,919	22,183,554	319,553,493	(297,369,939)
The Technology Select Sector SPDR Fund	9,126,433,149	971,440,555	753,370,822	218,069,733
The Utilities Select Sector SPDR Fund	6,824,621,561	384,391,339	373,496,746	10,894,593

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.sectorspdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
The Select Sector SPDR Trust

By:	/s/ James E. Ross
James E. Ross
President

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer

Date:	August 20, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer

Date:	August 20, 2012